SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Summary of Assets Held for Sale) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets held-for-sale [Line Items]
Assets held-for-sale	$ 7,558,218	$ 4,240,878
Property, plant and equipment, net [Member]
Assets held-for-sale [Line Items]
Assets held-for-sale	6,638,018	3,530,744
Prepaid land use right, net [Member]
Assets held-for-sale [Line Items]
Assets held-for-sale	$ 920,200	$ 710,134